BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2021
Net loss			$ (4,457,401)	$ (1,441,393)	$ (18,542,654)	$ (13,830,371)
Net cash used in operations					14,998,919
Working capital					12,285,310
Amortization of right-of-use assets			14,918	67,097	23,686	85,696
Accumulated deficit	$ (96,101,634)		(96,101,634)		(91,644,233)	(66,232,813)
Stockholders' equity	32,119,574	$ 43,669,058	32,119,574	43,669,058	36,043,028	39,284,295	$ 34,546,682	$ 44,007,783	$ 4,379,463
Revenue	13,206,717	$ 12,363,429	27,791,190	$ 24,713,206	$ 53,376,874	$ 50,347,652
CANA Pharmaceutical Laboratories, S.A. ("Cana") [Member]
Net cash used in operations			4,622,989
Working capital	8,593,711		8,593,711
Amortization of right-of-use assets			1,606,650
Cash proceed	$ 629,426		$ 629,426
Proceeds from sale of common stock			901,488